Shareholders' Equity (Details) - SEK (kr) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in equity
Shares, Quotient Value, Per Share	kr 0.04
Retained earnings	kr (918,596)	kr (488,096)
Net loss for the year	kr (436,511)	kr (32,578)
Parent Company
Changes in equity
Number of shares outstanding	49,941,584	38,707,638
Shares, Quotient Value, Per Share	kr 0.04
Share premium reserve	kr 2,116,721	kr 1,268,334
Retained earnings	(479,379)	(448,989)
Net loss for the year	(407,363)	(36,186)
Earnings	1,229,979	783,159
To be distributed as follows:
To be carried forward	kr 1,229,979	kr 783,159